UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc. (formerly Scudder International Fund, Inc.)

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Europe Equity Fund

(formerly Scudder Greater Europe Fund)

	Shares	Value ($)

Common Stocks 99.7%
Austria 0.8%
UNIQA Versicherungen AG (Cost $3,695,810)	130,000	4,517,926
Denmark 3.4%
A P Moller - Maersk AS (Cost $17,638,295)	1,807	18,003,663
Finland 6.1%
Kemira Oyj	317,500	5,362,758
Neste Oil Oyj*	176,022	5,689,555
Nokian Renkaat Oyj	257,145	3,974,614
Sampo Oyj "A"	789,994	15,397,772
Wartsila Oyj "B"	66,700	2,185,121

(Cost $27,089,120)		32,609,820
France 14.2%
Axa	409,332	13,877,448
Financiere Marc de Lacharriere SA (Fimalac)	39,221	2,890,541
Societe Generale	141,375	18,673,765
Suez SA	442,488	16,367,256
Total SA	62,707	17,312,272
Zodiac SA	103,475	6,638,945

(Cost $64,600,103)		75,760,227
Germany 8.6%
Allianz AG (Registered)	32,477	5,234,954
E.ON AG	107,482	12,006,674
Fresenius Medical Care AG (a)	80,106	8,539,705
Hypo Real Estate Holding AG	207,399	13,533,517
Techem AG*	145,481	6,850,270

(Cost $29,966,528)		46,165,120
Greece 3.0%
Babis Vovos International Construction SA	588,314	9,965,559
OPAP SA	167,878	6,311,663

(Cost $14,388,758)		16,277,222
Ireland 4.0%
Anglo Irish Bank Corp., PLC	252,100	3,979,346
CRH PLC	141,700	4,390,761
Greencore Group PLC	919,100	4,076,480
Paddy Power PLC	374,127	5,796,408
Ryanair Holdings PLC*	328,200	3,082,817

(Cost $19,451,588)		21,325,812
Italy 10.7%
Astaldi SpA (a)	1,646,696	9,964,890
Banca Intesa SpA	3,357,830	19,105,843
Banca Italease*	287,636	9,915,903

Capitalia SpA	1,172,800	7,574,552
Risanamento SpA	995,032	5,425,893
Societa Iniziative Autostradali e Servizi SpA	423,420	5,191,493

(Cost $48,492,676)		57,178,574
Netherlands 7.6%
Aegon NV	1,087,130	17,569,639
Athlon Holding NV	144,600	3,930,647
Heineken NV	244,200	8,590,609
Koninklijke (Royal) Philips Electronics NV	314,900	10,630,033

(Cost $38,999,911)		40,720,928
Norway 2.0%
Aker Yards AS (a)	49,400	2,428,194
Tandberg Television ASA* (a)	555,400	7,993,799

(Cost $9,226,770)		10,421,993
Russia 0.4%
Novolipetsk Steel (GDR) (REG S)* (Cost $2,055,046)	127,707	2,317,882
Sweden 10.8%
Assa Abloy AB "B"	241,900	3,902,075
Autoliv, Inc.	109,000	5,360,938
Eniro AB	295,984	3,858,576
Gambro AB "A"	338,900	3,971,781
Hennes & Mauritz AB "B"	221,000	8,133,880
Holmen AB "B"	316,879	11,767,014
Kinnevik Investment AB "B"	566,000	6,894,168
Svenska Handelsbanken AB "A"	557,198	13,720,655

(Cost $52,110,281)		57,609,087
Switzerland 6.0%
Baloise Holding AG "R"	102,804	6,513,453
Syngenta AG *	44,237	5,622,834
UBS AG (Registered)	182,754	19,870,004

(Cost $26,289,548)		32,006,291
United Kingdom 22.1%
BP PLC	1,425,777	17,146,437
Dicom Group PLC	956,626	3,803,604
Dignity PLC	480,000	3,910,950
GlaxoSmithKline PLC	681,893	17,444,186
Hammerson PLC	291,443	5,412,897
HBOS PLC	301,425	5,300,679
Henderson Group PLC*	2,000,000	2,810,818
ITE Group PLC	2,001,340	4,735,307
Land Securities Group PLC	256,274	7,682,102
Pearson PLC	555,486	7,194,160
Rio Tinto PLC	105,228	5,367,037
Rolls-Royce Group PLC*	690,957	5,334,778
Royal Bank of Scotland Group PLC	419,008	12,970,215
Spectris PLC	365,000	4,370,021
Standard Chartered PLC	172,581	4,282,948
Vodafone Group PLC	1,908,075	4,005,466
WPP Group PLC	574,075	6,372,778

(Cost $104,910,649)		118,144,383

Total Common Stocks (Cost $458,915,083)		533,058,928

Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 4.35% (b) (c) (Cost $14,039,876)	14,039,876	14,039,876

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 472,954,959)	102.3	547,098,804
Other Assets and Liabilities, Net	(2.3)	(12,265,318)

Net Assets	100.0	534,833,486

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $13,364,667 which is 2.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
GDR: Global Depositary Receipt

At January 31, 2006, the DWS Europe Equity Fund had the following sector diversification:

Sector		As a % of Common
	Market Value ($)	Stocks
Financials	220,264,497	41.3%
Industrials	93,503,281	17.5%
Consumer Discretionary	62,144,612	11.7%
Energy	40,148,264	7.5%
Health Care	33,866,622	6.4%
Utilities	28,373,930	5.3%
Materials	23,061,272	4.3%
Consumer Staples	12,667,089	2.4%
Information Technology	11,220,291	2.1%
Telecommunication Services	7,809,070	1.5%
Total	533,058,928	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006